Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Related Party Disclosures
Related Party Disclosures

Note 16 - Related Party Disclosures

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management personnel include the Board of Directors and the executive management team.

Compensation for key management personnel of the Company was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Share-based payments(1)	$(3.7)	$1.1	$2.5	$2.1
Short-term benefits(2)	0.8	1.4	1.8	6.7
	$(2.9)	$2.5	$4.3	$8.8
1.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the period.
2.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.